SELECTED STATEMENT OF OPERATIONS DATA - Schedule of Revenues Classified by Product Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenues	$ 19,457	$ 21,446	$ 21,612
Total	19,457	21,446	21,612
Product line “A” [Member]
Revenue from External Customer [Line Items]
Revenues	9,622	11,765	11,497
Product line “B” [Member]
Revenue from External Customer [Line Items]
Revenues	2,971	1,851	2,127
Product line "C" [Member]
Revenue from External Customer [Line Items]
Revenues	$ 6,864	$ 7,830	$ 7,988